Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (46,560)	$ (14,716)	$ (32,504)	$ (32,319)
Other comprehensive loss:
Foreign currency translation adjustments	467	124	(354)	(655)
Comprehensive loss	$ (46,093)	$ (14,592)	$ (32,858)	$ (32,974)